UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                7/20/07
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      28
                                                  -----------------------

Form 13F Information Table Value Total:              $  265,689 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared   None

ABER DIAMOND CORP             COM       002893105     2,282         61,200     SH        SOLE                61,200
AETNA INC NEW                 COM       00817Y108     4,817        110,000     SH        SOLE               110,000
APPLE COMPUTER INC            COM       037833100     9,291        100,000     SH        SOLE               100,000
BARRICK GOLD CORP             COM       067901108     4,568        160,000     SH        SOLE               160,000
BBVA BANCO
    FRANCES SA               SP ADR     07329M100     7,822        627,300     SH        SOLE               627,300
BEAR STEARNS CO INC           COM       073902108     6,014         40,000     SH        SOLE                40,000
BERKSHIRE HATHAWAY
    INC DEL                   CL A      084670108     6,975             64     SH        SOLE                    64
CAREER EDUCATION CORP         COM       141665109    67,710      2,220,000     SH        SOLE             2,220,000
CONSTELLATION
    BRANDS INC                CL A      21036P108     6,036        285,000     SH        SOLE               285,000
GRACO INC                     COM       384109104     5,482        140,000     SH        SOLE               140,000
HOUSTON EXPLORATION           COM       442120101     5,141         95,300     SH        SOLE                95,300
HUTCHINSON
    TELECOMMUNICATION INTL  SP ADR      44841T107     6,118        200,000     SH        SOLE               200,000
ISHARES INC                   MSCI
                              JAPAN     464286848     9,121        626,000     SH        SOLE               626,000
ISHARES INC                   MSCI
                            SINGAPORE   464286673    32,768      2,649,000     SH        SOLE             2,649,000
LANDSTAR
    SYSTEMS INC               COM       515098101     4,584        100,000     SH        SOLE               100,000
MARKET VECTORS
    ETF TR                 GOLD MINER
                              ETF       57060U100     5,935        150,000     SH        SOLE               150,000
MAXIM INTEGRATED
    PRODUCTS INC              COM       57772K101     4,998        170,000     SH        SOLE               170,000
NEW YORK COMMUNITY
    BANCORP                   COM       649445103     4,316        245,348     SH        SOLE               245,348
PROSHARES TR               ULTRASHORT
                              QQQ       74347R875     5,371        100,000     SH        SOLE               100,000
ROYAL BANK OF CANADA          COM       780087102     4,990        100,000     SH        SOLE               100,000
SADIA SA                     SP ADR
                             PFD 30     786326108    18,599        494,000     SH        SOLE               494,000
SLM CORP                      COM       78442P106     4,364        106,700     SH        SOLE               106,700
STILLWATER MINING CO          COM       86074Q102     4,462        351,600     SH        SOLE               351,600
STREETTRACKS GOLD
    TRUST                   GOLD SHS    863307104     7,724        117,500     SH        SOLE               117,500
TIM PARTICPACOES
    SA                       SPONS
                            ADR PFD     88706P106     9,302        286,400     SH        SOLE               286,400
USG CORP                    COM NEW     903293405     6,134        131,400     SH        SOLE               131,400
VALERO ENERGY
    CORP NEW                  COM       91913Y100     5,353         83,000     SH        SOLE                83,000
WEATHERFORD
    INTERNATIONAL LTD         COM       G95089101     5,412        120,000     SH        SOLE               120,000

